Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Detail) - USD ($) $ in Millions		Sep. 30, 2019	Dec. 31, 2018
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[1]	$ 34,662	$ 29,952
Credit facility borrowings			73
Junior subordinated notes	[2]	3,797	3,430
Remarketable subordinated notes	[2]		1,386
Estimate of Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[1],[3]	38,894	31,045
Credit facility borrowings	[3]		73
Junior subordinated notes	[2],[3]	3,951	3,358
Remarketable subordinated notes	[2],[3]		1,340
Virginia Electric and Power Company | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[2]	11,795	11,671
Virginia Electric and Power Company | Estimate of Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[2],[3]	13,732	12,400
Dominion Energy Gas Holdings, LLC
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Affiliated Long-Term Debt		395
Dominion Energy Gas Holdings, LLC | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[4]	4,478	7,770
Affiliated Long-Term Debt		395
Credit facility borrowings			73
Dominion Energy Gas Holdings, LLC | Estimate of Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including securities due within one year	[3],[4]	4,745	7,803
Affiliated Long-Term Debt		$ 395
Credit facility borrowings	[3]		$ 73

[1]	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium and foreign currency remeasurement adjustments. At September 30, 2019 and December 31, 2018, includes the valuation of certain fair value hedges associated with fixed rate debt of $6 million and $(20) million, respectively.
[2]	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.
[3]	Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issues with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.
[4]	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium and foreign currency remeasurement adjustments.